12. Purchase of Corporate Interest (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 08, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 01, 2017	Jul. 27, 2017
Purchase of iBudtender			$ 300,000		$ 300,000
Payments to Acquire Businesses, Gross			0	$ 0	44,365	$ 0
Goodwill			$ 4,719,869		247,051	$ 0
Prestocorp
Equity Method Investment, Ownership Percentage							51.00%	51.00%
Purchase of iBudtender			1,027,169
Purchase of iBudtender			$ 3,500,000
Goodwill			4,383,202
Cash			8,714
Goodwill			4,383,202		0
Total Assets			5,489,183
iBudtender, Inc.
Equity Method Investment, Ownership Percentage	50.10%
Purchase of iBudtender		150,000
Payments to Acquire Businesses, Gross		$ 50,000
Purchase Description		100,000 were issued at closing and 50,000 are to be issued 180 days from closing.
Investment Owned, Balance, Shares	5,010,000
Cash					5,635
Intellectual Property					400,000
Goodwill			$ 336,667		247,051
Total Assets					652,686
Fair value of NCI					(239,281)
Notes Payable, Related Parties					(63,405)
Net Purchase					$ 350,000
Finite-Lived Intangible Asset, Useful Life	10 years				15 years